Schedule of Investments (unaudited) July 31, 2020	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Newcrest Mining Ltd.	1,480	$37,704
Woolworths Group Ltd.	252	6,977

		44,681

Belgium — 0.7%
Colruyt SA	241	13,996
Proximus SADP	805	16,560
Telenet Group Holding NV	346	13,422

		43,978

Brazil — 0.7%
Wheaton Precious Metals Corp.	802	43,511

Canada — 4.8%
Agnico Eagle Mines Ltd.	467	37,086
Barrick Gold Corp.	2,362	68,262
CGI, Inc.(a)	215	15,356
Empire Co. Ltd., Class A	921	23,660
Fairfax Financial Holdings Ltd.	68	21,306
Franco-Nevada Corp.	271	43,317
Intact Financial Corp.	38	4,149
Kirkland Lake Gold Ltd.	205	11,195
Loblaw Cos. Ltd.	342	17,743
Thomson Reuters Corp.	627	43,749

		285,823

China — 2.6%
Alibaba Group Holding Ltd., ADR(a)	60	15,061
Bank of Communications Co. Ltd., Class H	15,000	8,326
China Mobile Ltd.	6,000	40,957
China Telecom Corp. Ltd., Class H	116,000	34,443
China Unicom Hong Kong Ltd.	38,000	21,137
Lenovo Group Ltd.	14,000	8,440
NetEase, Inc., ADR	24	11,002
Shenzhen International Holdings Ltd.	8,000	13,056
TAL Education Group, ADR(a)	37	2,892

		155,314

Denmark — 1.2%
Carlsberg A/S, Class B	62	9,157
Coloplast A/S, Class B	105	17,923
DSV Panalpina AS	135	18,473
Genmab A/S(a)	25	8,605
Novo Nordisk A/S, Class B, Class B	120	7,873
Tryg A/S	265	7,798

		69,829

Finland — 0.3%
Nokia OYJ	4,042	19,402

France — 2.7%
BNP Paribas SA(a)	191	7,706
Cie de Saint-Gobain(a)	358	13,244
Danone SA	316	21,151
Eiffage SA(a)	149	13,022
EssilorLuxottica SA(a)	135	17,981
Eurazeo SE(a)	308	16,120
Kering SA	27	15,301
Orange SA	1,103	12,928
Pernod Ricard SA	36	6,187
Safran SA(a)	55	5,849
Sanofi	193	20,264

Security	Shares	Value

France (continued)
Societe Generale SA(a)	236	$3,633
Worldline SA(a)(b)	69	5,936

		159,322

Germany — 0.8%
Deutsche Telekom AG, Registered Shares	676	11,286
TeamViewer AG(a)(b)	169	9,107
Telefonica Deutschland Holding AG	111	303
Vonovia SE	431	27,858

		48,554

Hong Kong — 1.5%
CLP Holdings Ltd.	2,000	18,911
Dairy Farm International Holdings Ltd.	2,800	12,030
HKT Trust & HKT Ltd.(c)	2,000	2,947
Jardine Matheson Holdings Ltd.	500	20,449
Jardine Strategic Holdings Ltd.	700	14,102
Power Assets Holdings Ltd.	3,500	19,492

		87,931

Italy — 0.4%
Assicurazioni Generali SpA	517	7,763
Snam SpA	2,858	15,215

		22,978

Japan — 8.8%
Ajinomoto Co., Inc.	2,200	39,731
Astellas Pharma, Inc.	800	12,478
Canon, Inc.	2,100	33,794
Chugai Pharmaceutical Co. Ltd.	200	9,030
East Japan Railway Co.	300	17,293
FUJIFILM Holdings Corp.	600	26,834
Japan Post Holdings Co. Ltd.	2,200	15,026
KDDI Corp.	1,000	31,797
Kirin Holdings Co. Ltd.	300	5,781
Kyushu Railway Co.	500	9,877
Lawson, Inc.	200	9,959
MEIJI Holdings Co. Ltd.	200	15,705
Mitsubishi Estate Co. Ltd.	1,400	20,111
Mizuho Financial Group, Inc.	1,800	2,194
NEC Corp.	500	28,013
Nippon Building Fund, Inc.	1	5,591
Nippon Telegraph & Telephone Corp.	2,000	46,423
NTT Data Corp.	1,500	17,054
NTT DOCOMO, Inc.	2,300	63,322
Pan Pacific International Holdings Corp.	100	2,267
Secom Co. Ltd.	200	17,296
Seven & i Holdings Co. Ltd.	400	12,088
Shionogi & Co. Ltd.	200	11,898
Softbank Corp.	700	9,370
Suntory Beverage & Food Ltd.	300	11,324
Toho Co. Ltd.	100	2,973
West Japan Railway Co.	300	12,955
Yamada Denki Co. Ltd.	3,800	16,487
Yamazaki Baking Co. Ltd.	700	11,746

		518,417

Netherlands — 0.7%
Koninklijke Ahold Delhaize NV	1,362	39,227

Norway — 0.2%
Telenor ASA	895	13,836

Singapore — 0.2%
Singapore Telecommunications Ltd.	6,700	12,160

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.6%
Hyundai Marine & Fire Insurance Co. Ltd.	159	$3,112
Kakao Corp.	30	8,704
SK Telecom Co. Ltd.	121	22,410

		34,226

Sweden — 0.5%
Telefonaktiebolaget LM Ericsson, B Shares	1,197	13,927
Volvo AB, B Shares(a)	792	13,687

		27,614

Switzerland — 3.2%
Nestle SA, Registered Shares	759	90,262
Novartis AG, Registered Shares	152	12,520
Roche Holding AG	130	45,026
Sika AG, Registered Shares	82	18,018
Sonova Holding AG(a)	55	12,436
STMicroelectronics NV	210	5,940
Swiss Prime Site AG	40	3,650

		187,852

Taiwan — 3.4%
Asustek Computer, Inc.	4,000	29,502
Chang Hwa Commercial Bank Ltd.	5,240	3,397
Chicony Electronics Co. Ltd.	4,000	11,848
China Development Financial Holding Corp.	52,000	15,337
Chunghwa Telecom Co. Ltd.	9,000	33,634
CTBC Financial Holding Co. Ltd.	3,000	1,987
Lite-On Technology Corp.	13,000	21,993
Mega Financial Holding Co. Ltd.	5,000	5,520
Quanta Computer, Inc.	3,000	8,382
Synnex Technology International Corp.	17,000	25,393
Taiwan Cooperative Financial Holding Co. Ltd.	48,040	35,088
Taiwan Mobile Co. Ltd.	2,000	7,166

		199,247

United Kingdom — 1.3%
AstraZeneca PLC	60	6,629
Berkeley Group Holdings PLC	403	23,382
GlaxoSmithKline PLC	1,194	23,785
RELX PLC	248	5,221
Unilever NV	101	5,968
Vodafone Group PLC	9,506	14,286

		79,271

United States — 57.2%
Abbott Laboratories	230	23,147
Adobe, Inc.(a)	17	7,553
Air Products & Chemicals, Inc.	110	31,529
Alleghany Corp.	15	7,835
Allstate Corp.	392	37,001
Alphabet, Inc., Class C(a)	12	17,796
Altair Engineering, Inc., Class A(a)	617	24,865
Altria Group, Inc.	75	3,086
Amazon.com, Inc.(a)	8	25,317
Ameren Corp.	29	2,327
American Electric Power Co., Inc.	197	17,115
American Tower Corp.	156	40,777
American Water Works Co., Inc.	124	18,261
Amgen, Inc.	43	10,521
Aon PLC, Class A	130	26,679
Applied Materials, Inc.	577	37,118
Arthur J Gallagher & Co.	23	2,472
AT&T, Inc.	406	12,009
AutoZone, Inc.(a)	27	32,600

Security	Shares	Value

United States (continued)
Baxter International, Inc.	404	$34,898
Berkshire Hathaway, Inc., Class B(a)	260	50,903
BioMarin Pharmaceutical, Inc.(a)	56	6,709
Booz Allen Hamilton Holding Corp.	403	32,949
Boston Scientific Corp.(a)	588	22,679
Brown & Brown, Inc.	338	15,369
C.H. Robinson Worldwide, Inc.	417	39,081
Cadence Design Systems, Inc.(a)	72	7,866
Campbell Soup Co.	80	3,966
Cboe Global Markets, Inc.	447	39,202
Charter Communications, Inc., Class A(a)	73	42,340
Church & Dwight Co., Inc.	186	17,917
Cisco Systems, Inc.	331	15,590
Citrix Systems, Inc.	265	37,831
Clorox Co.	80	18,921
CME Group, Inc.	245	40,714
Coca-Cola Co.	71	3,354
Cognizant Technology Solutions Corp., Class A	189	12,912
Colgate-Palmolive Co.	827	63,844
Comcast Corp., Class A	714	30,559
Consolidated Edison, Inc.	441	33,882
Coupa Software, Inc.(a)	11	3,371
Crowdstrike Holdings, Inc., Class A(a)	211	23,885
Crown Castle International Corp.	121	20,171
DocuSign, Inc.(a)	103	22,333
Dollar General Corp.	308	58,643
Duke Energy Corp.	328	27,795
Duke Realty Corp.	445	17,885
Edwards Lifesciences Corp.(a)	57	4,469
Eli Lilly & Co.	229	34,416
Entergy Corp.	161	16,926
Equity Residential	171	9,171
Evergy, Inc.	153	9,919
Extra Space Storage, Inc.	97	10,024
Facebook, Inc., Class A(a)	41	10,400
Fair Isaac Corp.(a)	10	4,392
Ferguson PLC	228	20,099
Fortune Brands Home & Security, Inc.	243	18,589
Gilead Sciences, Inc.	475	33,027
Global Payments, Inc.	94	16,734
Hershey Co.	113	16,431
Home Depot, Inc.	184	48,850
Humana, Inc.	22	8,634
Intel Corp.	179	8,544
Intercontinental Exchange, Inc.	418	40,454
International Business Machines Corp.	71	8,729
Intuit, Inc.	86	26,348
J.M. Smucker Co.	187	20,448
Jack Henry & Associates, Inc.	20	3,566
Johnson & Johnson	197	28,715
Kellogg Co.	58	4,001
Keysight Technologies, Inc.(a)	377	37,659
Kimberly-Clark Corp.	258	39,226
Liberty Broadband Corp., Class C(a)	29	3,981
Livongo Health, Inc.(a)	50	6,363
Lowe’s Cos., Inc.	268	39,908
Lumentum Holdings, Inc.(a)	161	14,946
Marsh & McLennan Cos., Inc.	406	47,340
Masco Corp.	628	35,896
Mastercard, Inc., Class A	103	31,779
McDonald’s Corp.	60	11,657
Medtronic PLC	448	43,223

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Merck & Co., Inc.	937	$75,185
Micron Technology, Inc.(a)	913	45,700
Microsoft Corp.	364	74,624
Mondelez International, Inc., Class A	392	21,752
Motorola Solutions, Inc.	213	29,777
Netflix, Inc.(a)	12	5,867
Neurocrine Biosciences, Inc.(a)	57	6,861
New Relic, Inc.(a)	310	21,982
Newmont Corp.	1,289	89,199
NextEra Energy, Inc.	206	57,824
Oracle Corp.	686	38,039
O’Reilly Automotive, Inc.(a)	15	7,161
Paychex, Inc.	153	11,004
PayPal Holdings, Inc.(a)	99	19,411
PepsiCo, Inc.	420	57,817
Pfizer, Inc.	949	36,518
Philip Morris International, Inc.	104	7,988
Procter & Gamble Co.	263	34,485
Public Storage	240	47,971
QUALCOMM, Inc.	324	34,218
Raytheon Technologies Corp.	225	12,753
Regeneron Pharmaceuticals, Inc.(a)	67	42,349
Republic Services, Inc.	508	44,323
salesforce.com, Inc.(a)	276	53,779
Seattle Genetics, Inc.(a)	37	6,152
Southern Co.	352	19,223
Square, Inc., Class A(a)	80	10,388
Starbucks Corp.	316	24,183
Stryker Corp.	117	22,616
Target Corp.	251	31,596
Thermo Fisher Scientific, Inc.	43	17,800
TJX Cos., Inc.	311	16,169
TransDigm Group, Inc.	57	24,600
TransUnion	73	6,539
Travelers Cos., Inc.	173	19,795
Tyler Technologies, Inc.(a)	24	8,574
U.S. Bancorp	639	23,541
UnitedHealth Group, Inc.	168	50,867
Universal Health Services, Inc., Class B	197	21,650
VeriSign, Inc.(a)	206	43,606
Verizon Communications, Inc.	1,209	69,493
Vertex Pharmaceuticals, Inc.(a)	20	5,440
Visa, Inc., Class A	156	29,702
Vistra Corp.	912	17,018

Security	Shares	Value

United States (continued)
Walmart, Inc.	235	$30,409
Waste Management, Inc.	240	26,304
WEC Energy Group, Inc.	223	21,243
Wells Fargo & Co.	584	14,168
Western Union Co.	799	19,400
Weyerhaeuser Co.	604	16,797
Xilinx, Inc.	297	31,883
Zillow Group, Inc., Class C(a)	443	30,297
Zoetis, Inc.	87	13,196

		3,387,677

Total Common Stocks — 92.6% (Cost: $4,933,261)		5,480,850

Investment Companies

United States — 2.2%
iShares Gold Trust(a)(d)	6,961	131,285

Total Investment Companies — 2.2% (Cost: $109,669)		131,285

Total Long-Term Investments —94.8% (Cost: $5,042,930)		5,612,135

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(d)(e)	329,725	329,725

Total Short-Term Securities — 5.6% (Cost: $329,725)		329,725

Total Investments — 100.4% (Cost: $5,372,655)		5,941,860

Liabilities in Excess of Other Assets — (0.4)%		(24,231)

Net Assets — 100.0%		$5,917,629

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	219,979	109,746	(b)	—	329,725	$329,725	$1,566	$1	$—
iShares Gold Trust	—	7,205		(244)	6,961	131,285	—	418	21,616

						$461,010	$1,566	$419	$21,616

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	7	08/27/20	$155	$(1,301)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	7,812,000	USD	102,421	Barclays Bank PLC	09/03/20	$1,491
CHF	108,921	USD	115,612	JPMorgan Chase Bank N.A.	09/17/20	3,636
JPY	11,650,000	USD	109,077	BNP Paribas S.A.	09/17/20	1,037

						$6,164

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$44,681	$—	$44,681
Belgium	—	43,978	—	43,978
Brazil	43,511	—	—	43,511
Canada	285,823	—	—	285,823
China	28,955	126,359	—	155,314
Denmark	—	69,829	—	69,829
Finland	—	19,402	—	19,402
France	—	159,322	—	159,322
Germany	9,107	39,447	—	48,554

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hong Kong	$—	$87,931	$—	$87,931
Italy	—	22,978	—	22,978
Japan	—	518,417	—	518,417
Netherlands	—	39,227	—	39,227
Norway	—	13,836	—	13,836
Singapore	—	12,160	—	12,160
South Korea	—	34,226	—	34,226
Sweden	—	27,614	—	27,614
Switzerland	—	187,852	—	187,852
Taiwan	—	199,247	—	199,247
United Kingdom	—	79,271	—	79,271
United States	3,367,578	20,099	—	3,387,677
Investment Companies	131,285	—	—	131,285
Short-Term Securities
Money Market Funds	329,725	—	—	329,725

	$4,195,984	$1,745,876	$—	$5,941,860

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$6,164	$—	$6,164
Liabilities
Equity Contracts	(1,301)	—	—	(1,301)

	$(1,301)	$6,164	$—	$4,863

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CHF	Swiss Franc

INR	Indian Rupee

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

5